Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Summary of Significant Accounting Policies [Abstract]
Basic and Diluted Loss Per Common Share
The Company’s net income is adjusted for the portion of income that is attributable to common stock subject to possible redemption, as these shares only participate in the income of the Trust Account and not the income or losses of the Company.  Accordingly, basic and diluted loss per common share is calculated as follows:

	Year Ended December 31, 2020	Year Ended December 31, 2019
Common stock subject to possible redemption
Numerator: Earnings allocable to Common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account	$697,998	$4,384,774
Less: interest available to be withdrawn for payment of taxes	(340,282)	(1,199,589)
Net income allocable to shares subject to possible redemption	357,715	3,185,186
Denominator: Weighted average Common stock subject to possible redemption
Basic and diluted weighted average shares outstanding	17,139,372	20,869,253
Basic and diluted net income per share	$0.02	$0.15

Non-Redeemable Common Stock
Numerator Net Income minus Net Earnings
Net income (loss)	$(993,853)	$2,872,889
Less: Income attributable to common stock subject to possible redemption	(357,715)	(3,185,186)
Non-Redeemable Net Loss	(1,351,568)	(312,297)
Basic and diluted weighted average shares outstanding	6,807,313	6,695,864
Basic and diluted net loss per common share	$(0.20)	$(0.05)